Summary of material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Summary of material accounting policies
Schedule of subsidiaries

The consolidated financial statements include the accounts of the Company and its subsidiaries as at December 31, 2025.

Name	Description	Participation

Quantum eHealth Inc.	Development and commercialization of healthcare applications	100%
Quantum eMotion America Inc.	Development and commercialization in the US cybersecurity space	100%